Cover	Sep. 26, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 26, 2024
Entity File Number	001-08246
Entity Registrant Name	SOUTHWESTERN ENERGY COMPANY
Entity Central Index Key	0000007332
Entity Tax Identification Number	71-0205415
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	10000 Energy Drive
Entity Address, City or Town	Spring
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77389
City Area Code	832
Local Phone Number	796-1000
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, Par Value $0.01
Trading Symbol	SWN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false